Average Annual Total Returns{- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-13 - Contrafund® Portfolio	VIP Contrafund Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Contrafund Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Contrafund Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.83%	20.17%	16.64%	27.71%	20.05%	16.52%	27.51%	19.87%	16.35%	28.71%	18.47%	16.55%